Cover	Mar. 23, 2026
Entity Addresses [Line Items]
Document Type	POS AM
Entity Registrant Name	Future Money Acquisition Corporation
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	475 Brannan St
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002099232
Amendment Flag	true
Amendment Description	On March 13, 2026, Future Money Acquisition Corporation filed Amendment No. 3 to a Registration Statement on Form S-1 (Registration No. 333-291996), which was subsequently declared effective by the U.S. Securities and Exchange Commission on March 16, 2026. Although the registration statement was declared effective on March 16, 2026, the Registrant was unable to close its initial public offering immediately thereafter. Accordingly, no securities have yet been sold pursuant to the registration statement.This Post-effective Amendment No. 1 (the “Post-effective Amendment No. 1”) is being filed to update the registration statement to (i) include the unaudited condensed consolidated financial statements of the Registrant as of January 31, 2026, (ii) reflect revisions to the terms of the offering, including changes to the duration of the Registrant’s completion window (defined below) and the overfunding percentage, and (iii) to update certain other information contained in the registration statement.The information included in this Post-Effective Amendment No. 1 amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the registration statement.
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	(212)
Local Phone Number	947-7200
Contact Personnel Name	Cogency Global Inc.